Organization and Basis of Presentation - Additional Information (Detail) - Segment		3 Months Ended	12 Months Ended
	Dec. 20, 2011	Mar. 31, 2015	Dec. 31, 2014
Organization And Basis Of Presentation [Line Items]
Number of reportable segments			2
Reverse stock split	One-for-two
Subsequent Event
Organization And Basis Of Presentation [Line Items]
Number of reportable segments		4